SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Net income	$ 940,441		$ 245,414	$ 183,628	$ 2,054,605	$ 2,531,400
Less: Remeasurement of Class A Ordinary Shares to redemption value	(1,836,231)		(17,945,104)	(17,945,104)	(3,644,428)	(22,016,067)
Net loss including accretion of Class A Ordinary Shares to redemption value	(895,790)		(17,699,690)	$ (17,761,476)	(1,589,823)	(19,484,667)
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage						$ (22,016,067)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	$ 1,836,231	$ 1,808,197	$ 17,945,104		$ 3,644,428
Class A and Class B ordinary shares [Member] | Non-redeemable Ordinary Shares [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares)	7,837,163		7,837,163	7,837,163	7,837,163
Net income allocated by class	$ 263,584		$ 21,767	$ (40,020)	$ 575,859
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(514,654)		(5,029,608)	(5,029,608)	(1,021,451)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	0
Total (loss) income based on ownership percentage	$ (251,070)		$ (5,007,841)	$ (5,069,628)	$ (445,592)
Weighted average Ordinary Shares outstanding (in Shares)	7,837,163		6,610,815	6,415,464	7,837,163
Basic net (loss) income per Ordinary Share (in Dollars per share)	$ (0.03)		$ (0.76)	$ (0.79)	$ (0.06)
Diluted net (loss) income per share (in Dollars per share)	$ (0.03)		$ (0.76)	$ (0.79)	$ (0.06)
Class A and Class B ordinary shares [Member] | Non-redeemable Ordinary Shares [Member] | Ownership Percentage [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	28.00%		28.00%	28.00%	28.00%
Common Class A [Member] | Redeemable Ordinary Shares [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares)	20,125,000		20,125,000	20,125,000	20,125,000
Net income allocated by class	$ 676,857		$ 223,647	$ 223,648	$ 1,478,746
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(1,321,577)		(12,915,496)	(12,915,496)	(2,622,977)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	1,836,231		17,945,104	17,945,104	3,644,427
Total (loss) income based on ownership percentage	$ 1,191,511		$ 5,253,255	$ 5,253,256	$ 2,500,196
Weighted average Ordinary Shares outstanding (in Shares)	20,125,000		3,096,154	1,998,227	20,125,000
Basic net (loss) income per Ordinary Share (in Dollars per share)	$ 0.06		$ 1.7	$ 2.63	$ 0.12
Diluted net (loss) income per share (in Dollars per share)	$ 0.06		$ 1.7	$ 2.63	$ 0.12
Common Class A [Member] | Redeemable Ordinary Shares [Member] | Ownership Percentage [Member]
SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	72.00%		72.00%	72.00%	72.00%